AQR FUNDS

Supplement dated April 28, 2023 (“Supplement”)

to the Class I, Class N and Class R6 Statement of Additional Information, dated January 29, 2023 (the “SAI”), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective May 1, 2023:

•	Lars N. Nielsen, M.Sc., will no longer serve as a portfolio manager of the Funds. Effective that date, all references to Mr. Nielsen are hereby deleted from the SAI.

•	The following is added to the end of the table in the sub-section entitled “Investment Advisory and Other Services—Portfolio Manager Holdings”, beginning on page 37 of the SAI:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Held
Laura Serban, Ph.D.*	AQR Global Equity Fund	None
	AQR Large Cap Momentum Style Fund	None
	AQR Small Cap Momentum Style Fund	None
.	AQR International Momentum Style Fund	None
	AQR Large Cap Defensive Style Fund	None
	AQR International Defensive Style Fund	None
	AQR Large Cap Multi-Style Fund	None
	AQR Small Cap Multi-Style Fund	None
	AQR International Multi-Style Fund	None
	AQR Emerging Multi-Style II Fund	None
*	Holdings information provided as of March 31, 2023.

•	The following is added to the end of the first table in the sub-section entitled “Investment Advisory and Other Services—Other Accounts Managed”, beginning on page 39 of the SAI:

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Laura Serban, Ph.D.*	0	-	13	$4,434,500,833	12	$6,818,234,879
*	Account information provided as of March 31, 2023.

•	The following is added to the end of the second table in the sub-section entitled “Investment Advisory and Other Services—Other Accounts Managed”, beginning on page 39 of the SAI:

	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Laura Serban, Ph.D.*	0	-	9	$2,947,965,331	5	$2,980,582,733
*	Account information provided as of March 31, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE